UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04409
Investment Company Act File Number

Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

California Municipal Income Fund	(Formerly, California Municipals Fund)
Massachusetts Municipal Income Fund	(Formerly, Massachusetts Municipals Fund)
National Municipal Income Fund	(Formerly, National Municipals Fund)
New York Municipal Income Fund	(Formerly, New York Municipals Fund)
Ohio Municipal Income Fund	(Formerly, Ohio Municipals Fund)
Rhode Island Municipal Income Fund	(Formerly, Rhode Island Municipals Fund)

Eaton Vance California Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.9%
$2,500	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,539,525
3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,238,865
1,715	California Educational Facilities Authority, (Pomona College), 5.00%, 7/1/45	1,757,635
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,779,425
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	4,155,360

		$14,470,810

Electric Utilities — 3.9%
$895	Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$982,093
2,725	Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,591,720
2,135	Los Angeles Department of Water and Power, 5.25%, 7/1/38	2,283,617
2,170	Vernon, Electric System Revenue, 5.125%, 8/1/21	2,209,060

		$8,066,490

Escrowed/Prerefunded — 4.4%
$1,000	Sacramento County, SFMR, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	$1,378,260
3,785	Sacramento County, SFMR, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	4,986,283
5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,941,534

		$9,306,077

General Obligations — 10.6%
$1,000	California, 6.00%, 4/1/38	$1,024,840
1,680	California, (AMT), 5.05%, 12/1/36	1,507,195
3,825	Los Angeles Unified School District, 5.00%, 1/1/34	3,847,988
9,990	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	10,177,563
5,400	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	5,666,004

		$22,223,590

Hospital — 17.9%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,013,180
1,465	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,486,067
2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	2,097,360
4,880	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,538,400
5,910	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(2)	5,593,972
2,250	California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	2,255,670
4,885	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	4,577,636
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,310,150
2,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,296,775
1,760	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,759,859
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,502,175
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,409,210
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,008,040
1,650	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,399,497
3,750	Washington Township Health Care District, 5.00%, 7/1/37	3,212,175

		$37,460,166

Housing — 1.9%
$3,000	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$2,394,180
1,335	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,189,329
407	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	358,416

		$3,941,925

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 2.2%
$2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$2,749,808
265	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	258,698
1,700	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,686,944

		$4,695,450

Insured-Education — 1.2%
$2,575	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$2,564,443

		$2,564,443

Insured-Electric Utilities — 4.1%
$4,775	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$4,933,960
2,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,970,180
1,775	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,743,192

		$8,647,332

Insured-Escrowed/Prerefunded — 7.6%
$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$2,958,900
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29	5,917,800
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	6,913,350

		$15,790,050

Insured-General Obligations — 4.9%
$1,700	Allan Hancock, (Joint Community College), (AGM), 4.375%, 8/1/31	$1,612,246
895	California, (AGC), 4.50%, 8/1/30	834,578
6,500	Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	6,350,695
2,285	Merced Unified School District, (FGIC), (NPFG), 0.00%, 8/1/19	1,366,156

		$10,163,675

Insured-Hospital — 2.4%
$4,920	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(2)	$4,979,417

		$4,979,417

Insured-Lease Revenue/Certificates of Participation — 3.8%
$11,280	Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$3,001,382
4,900	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	3,480,960
2,300	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	1,559,331

		$8,041,673

Insured-Other Revenue — 0.5%
$1,070	Golden State Tobacco Securitization Corp., (AGC), (FGIC), 5.00%, 6/1/38	$983,437

		$983,437

Insured-Special Tax Revenue — 2.8%
$2,545	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,925,776
4,540	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	3,999,331

		$5,925,107

Insured-Transportation — 3.4%
$9,420	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$1,912,637
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/24	659,628

2

Principal
Amount
(000’s omitted)	Security	Value
$2,125	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	$2,087,664
2,230	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,353,965

		$7,013,894

Insured-Water and Sewer — 5.7%
$8,000	Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	$6,946,640
3,610	Los Angeles Department of Water and Power, (AGM), 4.75%, 7/1/36	3,619,531
1,680	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,309,610

		$11,875,781

Lease Revenue/Certificates of Participation — 5.9%
$4,270	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	$3,353,017
1,750	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,279,373
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,822,614
5,145	Pasadena Parking Facility, 6.25%, 1/1/18	5,950,347

		$12,405,351

Other Revenue — 1.6%
$615	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$596,212
920	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	859,675
1,655	Golden State Tobacco Securitization Corp., 0.00%, 6/1/37	1,032,290
1,060	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	791,269

		$3,279,446

Senior Living/Life Care — 1.0%
$250	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$221,480
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	825,390
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 7.25%, 11/15/41	1,060,640

		$2,107,510

Special Tax Revenue — 10.3%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,286,425
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	327,493
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	482,817
1,755	Corona Public Financing Authority, 5.80%, 9/1/20	1,658,773
900	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	928,152
1,750	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,752,555
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,262,232
15,995	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	806,788
6,270	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	6,269,687
1,400	Santa Margarita Water District, 6.20%, 9/1/20	1,424,416
1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	979,380
350	Temecula Unified School District, 5.00%, 9/1/27	311,465
535	Temecula Unified School District, 5.00%, 9/1/37	442,589
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	841,810
1,000	Tustin Community Facilities District, 6.00%, 9/1/37	924,060
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	861,282

		$21,559,924

Transportation — 1.6%
$500	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$534,720
2,750	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,791,470

		$3,326,190

3

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.5%
$3,160	California Department of Water Resources, 5.00%, 12/1/29	$3,375,702
1,740	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(2)	1,762,820

		$5,138,522

Total Tax-Exempt Investments — 107.1% (identified cost $221,583,202)		$223,966,260

Other Assets, Less Liabilities — (7.1)%		$(14,844,653)

Net Assets — 100.0%		$209,121,607

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 33.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 15.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,616,004.

4

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	173 U.S. Treasury Bond	Short	$(20,759,395)	$(19,959,879)	$799,516

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$3,500,000	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$272,524
Merrill Lynch Capital Services, Inc.	5,212,500	4.260	3-month USD- LIBOR-BBA	February 24, 2010 / February 24, 2040	253,672

					$526,196

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $1,325,712.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$198,750,558

Gross unrealized appreciation	$11,273,222
Gross unrealized depreciation	(8,827,520)

Net unrealized appreciation	$2,445,702

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$223,966,260	$—	$223,966,260

Total Investments	$—	$223,966,260	$—	$223,966,260

Futures Contracts	$799,516	$—	$—	$799,516
Interest Rate Swaps	—	526,196	—	526,196

Total	$799,516	$224,492,456	$—	$225,291,972

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance California Municipals Fund.

6

Eaton Vance Massachusetts Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 28.3%
$15,000	Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	$15,367,425
4,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	4,640,265
3,930	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	4,383,483
5,000	Massachusetts Development Finance Agency, (Dexter School), 5.00%, 5/1/37	4,992,250
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,007,920
4,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	4,171,160
3,515	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	3,201,603
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,004,950
7,260	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	7,333,761
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,361,240
8,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	9,919,520
5,000	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,419,150
1,175	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.35%, 6/1/28	1,121,972

		$68,924,699

Electric Utilities — 3.2%
$8,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$7,719,137

		$7,719,137

Escrowed/Prerefunded — 1.9%
$1,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,752,585
2,540	Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,881,986

		$4,634,571

General Obligations — 2.0%
$4,500	Newton, 5.00%, 4/1/36	$4,821,435

		$4,821,435

Hospital — 13.7%
$2,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	$2,086,220
1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	1,011,170
935	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	936,010
1,250	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	1,276,100
1,000	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.50%, 12/1/39	1,044,240
5,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	5,017,650
2,055	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,124,151
3,320	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,002,907
11,820	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	11,952,679
5,315	Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	4,965,964

		$33,417,091

Housing — 7.2%
$2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$1,777,440
5,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	4,577,300
3,960	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	3,724,380

1

Principal
Amount
(000’s omitted)	Security	Value
$3,875	Massachusetts Housing Finance Agency, (AMT), 5.20%, 12/1/37	$3,807,575
3,750	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	3,633,037

		$17,519,732

Industrial Development Revenue — 2.8%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,156,832
5,170	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,627,253

		$6,784,085

Insured-Education — 7.2%
$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,823,450
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,571,950
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	6,231,935
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,831,164

		$17,458,499

Insured-Escrowed/Prerefunded — 0.1%
$200	Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$233,678

		$233,678

Insured-Hospital — 0.8%
$1,950	Massachusetts Health and Educational Facilities Authority, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 11.882%, 6/23/22(3)	$2,023,574

		$2,023,574

Insured-Other Revenue — 5.1%
$3,730	Massachusetts Development Finance Agency, (100 Cambridge Street Redevelopment), (NPFG), 5.125%, 2/1/34	$3,636,638
8,665	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	8,665,000

		$12,301,638

Insured-Special Tax Revenue — 7.4%
$3,220	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$3,263,148
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	1,007,680
7,450	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	8,543,362
5,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37	5,226,850

		$18,041,040

Insured-Student Loan — 4.3%
$2,420	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,476,289
9,255	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	7,973,090

		$10,449,379

Insured-Transportation — 10.4%
$4,420	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$4,224,548
9,735	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	9,012,176
6,175	Massachusetts Turnpike Authority, (NPFG), 0.00%, 1/1/28	2,119,445
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	5,566,780
4,320	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,445,194

		$25,368,143

Nursing Home — 2.0%
$2,205	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,000,575
2,910	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,912,357

		$4,912,932

2

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 1.2%
$1,590	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,699,074
1,195	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,270,022

		$2,969,096

Senior Living/Life Care — 1.4%
$1,400	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,139,810
615	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	472,074
2,465	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,723,577

		$3,335,461

Solid Waste — 1.2%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,051,977

		$3,051,977

Special Tax Revenue — 3.8%
$6,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	$3,523,957
3,335	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,110,655
10,395	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	2,857,482
500	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	446,815
1,255	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,322,720

		$9,261,629

Water and Sewer — 8.3%
$6,440	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$6,463,184
4,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	4,307,440
9,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	7,569,090
1,625	Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,846,731

		$20,186,445

Total Tax-Exempt Investments — 112.3% (identified cost $271,314,624)		$273,414,241

Other Assets, Less Liabilities — (12.3)%		$(30,010,957)

Net Assets — 100.0%		$243,403,284

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 31.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 12.6% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2009.

3

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	75 U.S. Treasury Bond	Short	$(8,999,738)	$(8,653,125)	$346,613
3/10	100 U.S. Treasury Note	Short	(11,839,494)	(11,545,313)	294,181

					$640,794

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$6,237,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$485,677

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $1,126,471.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$240,582,466

Gross unrealized appreciation	$10,095,035
Gross unrealized depreciation	(7,178,260)

Net unrealized appreciation	$2,916,775

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$273,414,241	$—	$273,414,241

Total Investments	$—	$273,414,241	$—	$273,414,241

Futures Contracts	$640,794	$—	$—	$640,794
Interest Rate Swaps	—	485,677	—	485,677

Total	$640,794	$273,899,918	$—	$274,540,712

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Massachusetts Municipals Fund.

5

Eaton Vance National Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 115.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.7%
$22,150	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,155,316
3,800	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	2,254,160
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	13,008,668
1,500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	450,000
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	1,606,450

		$39,474,594

Education — 5.5%
$15,095	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$15,575,172
47,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	49,752,260
2,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37	2,618,525
32,540	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	32,512,666
31,000	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 5/15/42	30,763,160
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,361,240
50,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(1)(2)	55,929,250
21,665	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(3)	24,234,036
4,750	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	5,304,468
45,615	Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	49,912,845
14,590	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	13,631,729
10,000	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	10,149,900
15,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	15,928,800
16,175	St. Joseph County, IN, Educational Facilities, (University of Notre Dame Du Lac Project), 5.00%, 3/1/36	17,032,275

		$329,706,326

Electric Utilities — 2.3%
$9,260	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$4,340,347
32,500	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	21,796,450
12,050	Long Island, NY, Electric Power Authority, 5.75%, 4/1/39	13,008,096
5,000	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,830,400
42,200	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	43,853,396
50,975	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,892,550

		$139,721,239

Escrowed/Prerefunded — 0.1%
$2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,260,520

		$3,260,520

General Obligations — 12.4%
$5,000	California, 4.75%, 9/1/35	$4,328,800
24,490	California, 5.50%, 11/1/39	23,653,177
32,360	California, 6.00%, 4/1/38	33,163,822
15,690	California, (AMT), 5.05%, 12/1/36	14,076,127
94,200	Clark County, NV, 5.00%, 6/1/38(1)	93,071,484

Principal
Amount
(000’s omitted)	Security	Value
$60,945	Florida Board of Education, 5.00%, 6/1/37(1)	$62,585,396
11,730	Irving, TX, Independent School District, 4.50%, 2/15/31	11,857,740
20,230	Maricopa County, AZ, Community College District, 3.00%, 7/1/23(3)	18,746,130
56,000	Michigan Municipal Bond Authority, 9.50%, 8/20/10	55,942,320
240	Mississippi, 4.75%, 1/1/27	245,347
300	Mississippi, 4.75%, 1/1/28	306,003
5,275	Newton, MA, 5.00%, 4/1/36	5,651,793
11,480	Newton, MA, 5.00%, 4/1/39	12,272,579
41,620	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	43,622,338
10,000	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38	10,481,000
9,515	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/21	5,781,314
14,935	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/22	8,592,404
20,785	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	10,656,885
13,210	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	6,413,719
13,210	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	6,062,069
11,290	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/27	4,882,812
10,830	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/28	4,424,272
8,805	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/29	3,394,328
36,300	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	36,981,532
57,400	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	60,227,524
87,905	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/32	87,977,961
115,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(1)	114,255,950

		$739,654,826

Health Care-Miscellaneous — 0.1%
$797	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$796,889
1,169	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(4)	1,193,937
1,250	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(4)	1,279,208

		$3,270,034

Hospital — 17.0%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$34,356,956
6,125	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.375%, 8/15/29	6,218,835
16,640	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	16,774,950
18,600	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	18,867,468
36,700	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(1)(2)	37,306,284
49,110	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46	46,481,633
11,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	10,307,880
10,670	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,526,168
7,145	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	6,564,183
19,785	California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	19,156,628
68,805	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	62,464,619
59,525	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	56,199,338
5,095	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	4,523,137
12,725	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	10,229,628
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	12,798,786
23,720	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	21,064,783
49,020	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(1)	51,281,619
42,470	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	40,986,098
53,260	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	59,993,129
14,745	Indiana Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/36	14,820,789
35,300	Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 4.75%, 5/15/42	32,718,864
2,155	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,852,977
18,900	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,419,375

Principal
Amount
(000’s omitted)	Security	Value
$20,790	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	$19,156,738
600	Mississippi Hospital Equipment and Facilities Authority, (South Central Regional Medical Center), 5.25%, 12/1/31	539,430
54,300	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	54,899,744
12,795	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,523,490
72,995	New York Dormitory Authority, (St. Luke’s Roosevelt Hospital), 4.90%, 8/15/31	71,185,454
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	3,522,840
4,065	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	4,008,497
4,150	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	4,207,810
41,400	Orange County, FL, Health Facilities Authority, (Orlando Regional Healthcare System), 5.375%, 10/1/41	40,380,732
1,250	South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	1,229,700
63,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37(1)	60,537,960
75,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	70,968,750
23,690	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32	20,740,595
3,080	Washington Township Health Care District, 6.00%, 7/1/29	3,142,524
14,675	Washington Township Health Care District, 6.25%, 7/1/39	14,916,551
2,500	West Orange, FL, Health Care District, 5.80%, 2/1/31	2,493,825
10,480	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/34	10,354,659
6,685	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/39	6,569,884
8,475	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.125%, 8/15/30	7,539,445
8,865	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	7,859,177

		$1,008,691,932

Housing — 4.3%
$6,540	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$4,163,560
22,350	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	17,836,641
35,320	California Housing Finance Agency, (AMT), 5.60%, 8/1/38	32,987,821
8,215	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	8,057,601
14,375	New Hampshire Housing Finance Authority, Multi-Family Housing, (AMT), 6.20%, 7/1/36	11,440,344
27,380	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 4.625%, 10/1/27	25,871,088
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	7,914,138
36,855	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	36,058,932
23,335	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	23,995,521
40,250	Virginia Housing Development Authority, (AMT), 5.875%, 7/1/35	41,831,020
6,940	Virginia Housing Development Authority, (AMT), Variable Rate, 23.363%, 10/1/35(4)(5)(6)	7,673,905
18,345	Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	18,420,948
18,750	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	18,827,625
1,190	West Virginia Housing Development Fund, (AMT), 5.10%, 11/1/27	1,205,898

		$256,285,042

Industrial Development Revenue — 8.8%
$6,365	Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$6,090,923
1,980	Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,724,125
2,460	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,782,098
14,360	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	10,608,163
37,970	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	30,072,999
5,050	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,732,709
195	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	185,993
40,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	37,494,800
60,000	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	59,994,600
49,710	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	51,510,993
200	Lowndes County, MS, (Weyerhaeuser), 6.80%, 4/1/22	210,854
10,000	Michigan Strategic Fund, (S.D. Warren), Series A, (AMT), 7.375%, 1/15/22	8,106,200
15,000	Michigan Strategic Fund, (S.D. Warren), Series B, (AMT), 7.375%, 1/15/22	12,159,300

Principal
Amount
(000’s omitted)	Security	Value
$3,500	Michigan Strategic Fund, (S.D. Warren), Series C, (AMT), 7.375%, 1/15/22	$2,837,170
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	141,860
5,025	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	3,906,837
53,150	New Jersey Economic Development Authority, (American Water Co.), (AMT), 5.70%, 10/1/39	52,410,152
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	16,329,173
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,177,799
36,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	35,593,200
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	2,999,700
10,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	10,079,600
12,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	12,187,320
12,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	12,802,375
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	4,643,250
154,565	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	139,889,053
1,600	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,432,032
300	Warren County, MS, (International Paper), (AMT), 6.70%, 8/1/18	303,261

		$525,406,539

Insured-Bond Bank — 0.0%
$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$422,937

		$422,937

Insured-Education — 0.6%
$29,715	Baldwin County, AL, Board of Education, (AMBAC), 4.50%, 7/1/37	$27,382,670
9,145	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	8,417,332

		$35,800,002

Insured-Electric Utilities — 3.1%
$10,300	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), Series B, (FGIC), (AMT), 4.75%, 12/1/23	$9,785,721
35,000	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), Series D, (FGIC), (AMT), 4.75%, 12/1/23	33,252,450
250	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	251,425
51,990	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	46,996,361
40,660	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	44,330,378
10,900	Los Angeles, CA, Department of Water and Power, (AGM), 4.625%, 7/1/37	10,799,502
38,190	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	35,905,474
605	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	503,154

		$181,824,465

Insured-General Obligations — 5.4%
$12,550	California, (AGC), 5.00%, 11/1/37	$12,004,326
8,485	California, (AGM), 3.25%, 12/1/28	6,335,240
98,375	District of Columbia, (FGIC), (NPFG), 4.50%, 6/1/37	91,907,827
73,560	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	73,042,873
12,250	Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 3.75%, 8/15/38(3)	10,734,430
4,425	Geary County, KS, Unified School District #475, (NPFG), 3.00%, 9/1/26	3,571,108
13,625	Kendall Kane and Will Counties, IL, Community Unit School District No. 308, (AGM), 0.00%, 2/1/21	8,111,099
51,625	Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(1)	50,439,174
500	Mississippi Development Bank, (Hinds Community College District), (AGC), 5.375%, 10/1/33	528,520
500	Mississippi Development Bank, (Jackson Public School District), (AGM), 5.375%, 4/1/28	526,665

Principal
Amount
(000’s omitted)	Security	Value
$7,055	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	$6,484,744
10,655	San Juan, CA, Unified School District, (AGM), 0.00%, 8/1/24	4,591,879
55,270	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	54,731,118

		$323,009,003

Insured-Hospital — 0.8%
$285	Hinds County, MS, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12	$290,461
4,615	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	4,510,378
38,800	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	37,197,560
6	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan-93 Program, (AGM), 7.75%, 7/1/10	6,035
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (NPFG), 5.125%, 2/15/22	5,009,000

		$47,013,434

Insured-Housing — 0.2%
$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,004,110
10,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	10,028,700

		$13,032,810

Insured-Lease Revenue/Certificates of Participation — 1.3%
$83,305	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$70,810,083
3,650	Jackson County, MO, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	3,629,742
250	Mississippi Development Bank, (Capital Projects & Equipment), (AGM), 5.25%, 7/1/26	262,310
250	Mississippi Development Bank, Special Obligation Bond, (Harrison County Project), (AGC), 4.75%, 10/1/28	257,460
250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	300,373
2,170	Western Regional Jail Authority, VA, (NPFG), 4.25%, 6/1/39	1,990,563

		$77,250,531

Insured-Other Revenue — 4.5%
$89,400	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$79,793,076
46,605	Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/25	18,646,660
50,700	Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	18,851,781
68,155	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	11,846,702
25,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	2,256,500
11,875	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AGC), 4.50%, 1/1/39	11,143,738
11,725	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	13,061,767
6,085	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,805,525
50,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	57,639,000
54,280	New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	47,524,854

		$267,569,603

Insured-Ports — 0.5%
$36,915	Alabama State Dock Authority, (NPFG), (AMT), 4.50%, 10/1/36	$29,798,895

		$29,798,895

Insured-Special Tax Revenue — 8.2%
$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$6,578,125
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	14,344,296
9,500	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,131,835
40,940	Louisiana Gas and Fuels Tax, (FGIC), (NPFG), 4.50%, 5/1/41	39,085,418
2,705	Massachusetts Bay Transportation Authority, (NPFG), 4.00%, 7/1/33	2,462,470
10,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	11,490,600
6,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	6,880,560

Principal
Amount
(000’s omitted)	Security	Value
$14,715	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	$6,939,005
106,655	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/32	30,557,724
84,310	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	17,154,556
218,400	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	23,733,528
156,345	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	15,817,424
70,970	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	5,727,279
189,025	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	14,683,462
29,200	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	27,027,520
11,760	New York Urban Development Corp., Personal Income Tax, (NPFG), 4.50%, 3/15/37	11,613,823
36,840	New York, NY, Transitional Finance Authority, (FGIC), (NPFG), 4.25%, 1/15/34	34,487,029
615	Opa-Locka, FL, Capital Improvement, (FGIC), (NPFG), 7.00%, 1/1/14	617,927
1,729,830	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	99,274,944
156,820	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	18,754,104
311,055	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	34,754,175
248,550	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	25,782,092
7,010	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/15	5,270,819
9,500	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	4,781,445
31,935	San Jose, CA, Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	23,971,688

		$485,921,848

Insured-Student Loan — 2.0%
$61,620	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$63,053,281
9,595	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/27	8,803,893
50,190	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	43,238,183
6,150	New Jersey Higher Education Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	6,516,294

		$121,611,651

Insured-Transportation — 9.3%
$43,150	Chicago, IL, (O’Hare International Airport), (AGM), 4.50%, 1/1/38	$40,224,862
9,895	Chicago, IL, (O’Hare International Airport), (AGM), (AMT), 5.25%, 1/1/30	9,948,136
10,000	Chicago, IL, (O’Hare International Airport), (AMBAC), (AMT), 5.375%, 1/1/32	9,644,000
48,390	Clark County, NV, Airport Authority, (FGIC), (NPFG), 5.00%, 7/1/36	48,249,185
24,450	Dallas-Fort Worth, TX, International Airport, (AGM), (AMBAC), 5.00%, 11/1/32	23,991,318
13,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	1,928,774
22,385	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,006,082
82,140	Metropolitan Transportation Authority, NY, (AGC), 4.50%, 11/15/38	80,444,630
7,620	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	7,316,495
52,480	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	52,242,266
10,325	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (AMBAC), 4.50%, 1/1/32	10,099,192
104,265	North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	27,373,733
58,690	North Texas Tollway Authority, (AGC), 0.00%, 1/1/42	43,466,988
26,945	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	24,428,876
20,895	Port Authority of New York and New Jersey, (AGM), (AMT), 4.25%, 12/1/32	18,281,871
13,925	Port Authority of New York and New Jersey, (AGM), (AMT), 4.50%, 12/1/36	12,528,044
1,180	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,214,196
100	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	93,494
39,705	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	39,007,383
21,420	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	22,610,738
2,290	South Carolina Transportation Infrastructure Bank, (AMBAC), (XLCA), 4.50%, 10/1/32	2,213,835
15,270	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	12,916,588
46,300	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	21,779,983
39,980	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	40,247,066

		$553,257,735

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 2.5%
$10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	$5,530,732
300	Gautier, MS, Utility District, (FGIC), (NPFG), 5.125%, 3/1/19	302,946
250	Jackson, MS, Water and Sewer System, (AGM), 4.75%, 9/1/24	258,348
42,900	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	40,144,962
19,385	New York, NY, Municipal Finance Authority, (AGM), 4.50%, 6/15/39	18,951,164
49,870	New York, NY, Municipal Finance Authority, (AGM), (BHAC), 4.25%, 6/15/39	47,315,160
19,625	New York, NY, Municipal Finance Authority, (FGIC), (NPFG), 4.50%, 6/15/39	19,185,792
20,435	Spartanburg, SC, Sanitation Sewer District, (NPFG), 4.00%, 3/1/40	16,854,992
750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	768,405
750	West Virginia Water Development Authority, (Loan Program IV), (AGM), 5.00%, 11/1/44	755,228
875	West Virginia Water Development Authority, (West Virginia Infrastructure Jobs Program), (AGM), 4.75%, 10/1/45	841,487

		$150,909,216

Lease Revenue/Certificates of Participation — 1.9%
$38,660	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$43,894,564
70,495	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	68,096,055

		$111,990,619

Nursing Home — 0.8%
$8,775	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 7.50%, 6/1/25	$7,704,362
11,955	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	11,964,684
10,960	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,198,947
9,685	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	9,693,716
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,459,505
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,302,915
1,915	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,608,083

		$46,932,212

Other Revenue — 7.8%
$15,450	Brooklyn, NY, Arena Local Development Corp., 0.00%, 7/15/32	$3,292,549
21,365	Brooklyn, NY, Arena Local Development Corp., 0.00%, 7/15/33	4,153,783
12,345	Brooklyn, NY, Arena Local Development Corp., 0.00%, 7/15/34	2,201,978
5,470	Brooklyn, NY, Arena Local Development Corp., 0.00%, 7/15/35	923,063
12,735	Brooklyn, NY, Arena Local Development Corp., 6.00%, 7/15/30	12,984,606
14,295	Brooklyn, NY, Arena Local Development Corp., 6.25%, 7/15/40	14,555,741
7,785	Brooklyn, NY, Arena Local Development Corp., 6.375%, 7/15/43	7,917,423
762,795	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	32,090,786
6,800	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	247,248
2,195	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	40,783
79,230	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	64,788,748
33,100	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	24,708,488
10,000	Main Street National Gas, Inc., GA, 5.50%, 9/15/28	9,861,300
40,855	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	31,448,545
27,650	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	25,275,694
12,000	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(4)	9,297,120
19,000	Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(4)	14,094,390
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	902,038
20,625	Salt Verde, AZ, Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	17,648,606
1,000	Seminole Tribe, FL, 5.25%, 10/1/27(4)	901,500
2,100	Seminole Tribe, FL, 5.75%, 10/1/22(4)	2,035,278
23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	2,377,066
15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	978,600
27,555	Silicon Valley Tobacco Securitization Authority, CA, Class A, 0.00%, 6/1/47	1,067,481
14,000	Silicon Valley Tobacco Securitization Authority, CA, Class B, 0.00%, 6/1/47	542,360

Principal
Amount
(000’s omitted)	Security	Value
$5,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.00%, 2/1/20	$4,970,450
9,750	Tennessee Energy Acquisition Corp., Gas Revenue, 5.00%, 2/1/22	9,608,917
86,665	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	93,158,808
27,925	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	30,172,683
32,000	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	22,158,080
102,710	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	4,274,790
13,070	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	8,989,677
1,775	Tobacco Settlement Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	2,303,400
1,575	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	1,568,810

		$461,540,789

Pooled Loans — 0.5%
$25,530	Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(1)	$27,081,203

		$27,081,203

Senior Living/Life Care — 0.6%
$6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(7)	$4,038,742
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(8)	6,354,787
16,435	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(8)	9,819,091
1,750	Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,680,420
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(7)	5,666,507
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(7)	9,453,054

		$37,012,601

Special Tax Revenue — 1.5%
$230	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$227,633
1,180	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,044,135
12,705	Denver, CO, Urban Renewal Authority, 8.00%, 12/1/24	8,135,266
410	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	337,873
530	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	375,320
985	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	696,247
940	Fish Hawk, FL, Community Development District, 6.125%, 5/1/34	826,589
225	Gateway Services, FL, Community Development District, 6.50%, 5/1/33	199,454
645	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	612,621
465	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	458,797
1,220	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	1,038,293
180	Longleaf, FL, Community Development District, 6.20%, 5/1/09(9)	89,802
28,830	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	31,200,114
880	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	369,336
355	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38	149,604
1,145	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	719,243
476,395	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	24,029,364
7,870	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	7,869,607
2,230	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,178,287
945	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	483,764
1,670	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,541,978
6,110	University Square, FL, Community Development District, 6.75%, 5/1/20	6,128,452
425	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	447,933
400	West Palm Beach, FL, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	372,872
2,870	West Palm Beach, FL, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	2,592,356

		$91,124,940

Student Loan — 0.5%
$14,800	Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,719,784
14,470	Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	14,387,810

		$29,107,594

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 9.2%
$2,345	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$2,161,175
6,370	Metropolitan Transportation Authority, NY, 4.50%, 11/15/37	6,077,681
19,475	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	22,444,548
54,610	Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	56,352,059
170,330	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	36,058,861
91,425	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	18,192,661
108,655	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	19,020,058
168,580	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	29,592,533
55,250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	60,160,068
32,000	New Jersey Turnpike Authority, 5.00%, 1/1/35	32,733,440
265	New Jersey Turnpike Authority, 5.25%, 1/1/40	275,992
66,265	North Texas Tollway Authority, 5.75%, 1/1/38	67,368,312
13,285	Pennsylvania Turnpike Commission, 5.50%, 12/1/41	13,819,854
1,995	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	1,925,135
101,490	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	96,856,981
28,890	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	29,603,583
13,860	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	14,372,959
38,980	Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	41,567,103

		$548,583,003

Water and Sewer — 3.0%
$27,660	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$23,262,337
34,800	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37(1)	36,132,840
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/28	256,217
250	Mississippi Development Bank, (Desoto County Regional Utility Authority), 5.25%, 7/1/31	253,433
5,440	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.25%, 6/15/33	5,190,957
12,725	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/32	12,671,300
6,615	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/38	6,469,404
39,990	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	42,643,336
42,030	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	47,022,043
3,725	Upper Occoquan, VA, Sewer Authority, 4.50%, 7/1/38	3,728,539

		$177,630,406

Total Tax-Exempt Investments — 115.4% (identified cost $7,085,047,597)		$6,863,896,549

Other Assets, Less Liabilities — (15.4)%		$(913,796,102)

Net Assets — 100.0%		$5,950,100,447

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

	New York	22.3%
	California	17.8%
	Texas	15.9%
	Others, representing less than 10% individually	59.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 33.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 10.9% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater.

(2)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $45,388,058.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate value of these securities is $36,475,338 or 0.6% of the Fund’s net assets.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2009.

(7)	Security is in default with respect to scheduled principal payments.

(8)	Security is in default and making only partial interest payments.

(9)	Defaulted matured bond.

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	7,000 U.S. Treasury Bond	Short	$(815,495,221)	$(807,623,125)	$7,872,096

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $7,872,096.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,135,806,360

Gross unrealized appreciation	$207,107,585
Gross unrealized depreciation	(421,311,396)

Net unrealized depreciation	$(214,203,811)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$6,863,896,549	$—	$6,863,896,549

Total Investments	$—	$6,863,896,549	$—	$6,863,896,549

Futures Contracts	$7,872,096	$—	$—	$7,872,096

Total	$7,872,096	$6,863,896,549	$—	$6,871,768,645

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance National Municipals Fund.

Eaton Vance New York Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.6%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.9%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,522,485

		$3,522,485

Education — 17.2%
$1,810	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$1,827,539
3,085	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	3,114,400
4,005	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	4,230,762
1,335	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,262,443
1,560	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,599,000
5,000	New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,827,700
860	New York Dormitory Authority, (City University), 7.50%, 7/1/10	888,156
5,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	5,325,750
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,649,600
2,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,642,300
8,500	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	9,373,460
1,365	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(2)	1,442,696
1,010	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	1,067,489
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,279,440
2,530	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,363,829
9,990	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46(2)	10,139,750
10	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	10,150

		$64,044,464

Electric Utilities — 3.5%
$2,930	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$3,314,240
5,000	New York State Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,007,700
4,800	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	4,645,488

		$12,967,428

General Obligations — 3.4%
$5,000	New York City, 5.375%, 4/1/36	$5,327,700
4,000	New York City, 6.25%, 10/15/28	4,664,320
1,000	Saratoga County, 4.75%, 7/15/37	1,014,710
775	Saratoga County, 4.75%, 7/15/38	785,850
780	Southampton, 4.00%, 12/15/26	794,438

		$12,587,018

Health Care-Miscellaneous — 0.2%
$340	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$272,636
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	111,495
40	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series C, 7.50%, 9/1/15	40,544
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	167,242
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	146,970

		$738,887

1

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 13.0%
$845	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$824,281
3,055	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	2,675,080
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,800,740
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,264,195
295	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	306,658
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	3,736,980
6,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	6,824,554
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,663,260
3,305	New York Dormitory Authority, (Mount Sinai Hospital), 5.50%, 7/1/26	3,307,049
3,155	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	3,037,539
4,500	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,404,510
1,420	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,317,618
2,830	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,533,020
2,355	New York Dormitory Authority, (St. Luke’s Roosevelt Hospital), 4.90%, 8/15/31	2,296,620
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,385,680
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	880,710
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,028,600

		$48,287,094

Housing — 3.8%
$3,500	New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,119,410
2,000	New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	1,928,220
2,000	New York Housing Finance Agency, 5.25%, 11/1/41	2,014,520
3,000	New York Mortgage Agency, (AMT), 5.20%, 10/1/32	3,005,430
2,275	New York Mortgage Agency, (AMT), 5.30%, 4/1/29	2,280,938
1,775	New York Mortgage Agency, (AMT), 5.65%, 4/1/30	1,775,639

		$14,124,157

Industrial Development Revenue — 6.7%
$4,825	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(2)	$4,824,691
4,005	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	4,150,101
3,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	3,527,860
10,855	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	9,837,235
1,620	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	1,333,957
1,350	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,351,850

		$25,025,694

Insured-Education — 2.8%
$6,625	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,500,384
2,250	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,293,267
2,035	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	1,828,895

		$10,622,546

Insured-Electric Utilities — 2.8%
$4,250	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	$4,855,157
4,800	New York Power Authority, (NPFG), 4.50%, 11/15/47	4,660,416
985	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	967,349

		$10,482,922

Insured-Escrowed/Prerefunded — 1.9%
$16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$7,112,325

		$7,112,325

Insured-General Obligations — 2.1%
$2,475	Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$2,759,501
2,700	Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,978,613
675	Jamestown, (AMBAC), 7.10%, 3/15/12	765,302

2

Principal
Amount
(000’s omitted)	Security	Value
$675	Jamestown, (AMBAC), 7.10%, 3/15/13	$796,270
515	Jamestown, (AMBAC), 7.10%, 3/15/14	626,271

		$7,925,957

Insured-Lease Revenue/Certificates of Participation — 3.8%
$15,325	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$13,026,403
1,085	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	1,020,063

		$14,046,466

Insured-Other Revenue — 1.7%
$895	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$907,584
10,225	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	3,324,147
2,590	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	788,215
4,825	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	1,268,734

		$6,288,680

Insured-Special Tax Revenue — 3.9%
$3,750	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,471,000
4,970	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	4,818,216
1,000	New York Urban Development Corp., (FGIC), (NPFG), 5.25%, 3/15/34	1,032,630
6,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	1,985,513
15,975	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,782,525
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	562,295

		$14,652,179

Insured-Transportation — 3.8%
$6,360	Metropolitan Transportation Authority, (AGC), 4.50%, 11/15/38	$6,228,729
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	3,507,805
5,080	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	4,605,630

		$14,342,164

Insured-Water and Sewer — 0.6%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,347,740

		$2,347,740

Lease Revenue/Certificates of Participation — 5.5%
$7,765	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$7,500,757
10,940	New York Urban Development Corp., 5.70%, 4/1/20	12,860,189

		$20,360,946

Other Revenue — 2.0%
$2,000	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,562,620
10,395	Brooklyn Arena Local Development Corp., 0.00%, 7/15/31	2,371,515
1,260	Brooklyn Arena Local Development Corp., 6.25%, 7/15/40	1,282,983
1,960	New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	2,208,528

		$7,425,646

Senior Living/Life Care — 0.9%
$800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$728,608
2,900	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	2,581,174

		$3,309,782

Special Tax Revenue — 7.8%
$6,700	Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$6,953,461
1,605	New York City Transitional Finance Authority, 5.00%, 5/1/36	1,671,720
5,500	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,816,250
50,000	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	2,522,000

3

Principal
Amount
(000’s omitted)	Security	Value
$10,130	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$10,129,494
1,890	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,991,984

		$29,084,909

Transportation — 9.5%
$3,895	Metropolitan Transportation Authority, 4.50%, 11/15/37	$3,716,258
12,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	12,441,780
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,936,125
7,100	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	6,856,328
9,000	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	9,597,330

		$35,547,821

Water and Sewer — 8.8%
$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$194,396
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	181,549
335	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	97,163
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	141,014
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	132,994
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	125,096
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	118,146
445	New York City Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/32	443,122
1,000	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,066,350
3,450	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	3,859,768
10	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40	11,188
12,420	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 4.50%, 6/15/36	12,212,089
8,400	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(2)	8,819,076
5,000	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.125%, 6/15/38	5,265,950

		$32,667,901

Total Tax-Exempt Investments — 106.6% (identified cost $395,006,740)		$397,515,211

4

Short-Term Investments — 2.2%

Principal
Amount
(000’s omitted)	Description	Value
$8,167	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	$8,167,207

Total Short-Term Investments — 2.2% (identified cost $8,167,207)		$8,167,207

Total Investments — 108.8% (identified cost $403,173,947)		$405,682,418

Other Assets, Less Liabilities — (8.8)%		$(32,779,902)

Net Assets — 100.0%		$372,902,516

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 21.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 8.3% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

5

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	428 U.S. Treasury Bond	Short	$(51,358,502)	$(49,380,500)	$1,978,002

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$8,900,000	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$692,990

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $2,670,992.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$368,055,877

Gross unrealized appreciation	$14,264,036
Gross unrealized depreciation	(14,877,495)

Net unrealized depreciation	$(613,459)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$397,515,211	$—	$397,515,211
Short-Term Investments	—	8,167,207	—	8,167,207

Total Investments	$—	$405,682,418	$—	$405,682,418

Futures Contracts	$1,978,002	$—	$—	$1,978,002
Interest Rate Swaps	—	692,990	—	692,990

Total	$1,978,002	$406,375,408	$—	$408,353,410

6

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance New York Municipals Fund.

7

Eaton Vance Ohio Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.6%
$1,705	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$1,725,801

		$1,725,801

Education — 2.0%
$5,000	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	$5,148,000
550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	659,544

		$5,807,544

Electric Utilities — 1.2%
$1,245	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,248,449
2,290	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	2,159,561

		$3,408,010

Escrowed/Prerefunded — 3.3%
$995	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 6.10%, 9/20/16	$1,074,690
4,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 9.55%, 3/20/32	5,060,390
2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28(1)	2,311,660
1,000	Richland County Hospital Facilities, (MedCentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/30	1,061,570

		$9,508,310

General Obligations — 4.2%
$1,000	Beavercreek City School District, 5.00%, 12/1/36	$1,037,220
1,000	Butler County, Special Tax Assessment, 5.50%, 12/1/28	1,122,300
4,500	Columbus City School District, (School Facilities, Construction and Improvement), 4.75%, 12/1/33	4,568,130
1,000	Highland Local School District, (School Facilities, Construction and Improvement), 5.50%, 12/1/36	1,093,870
4,000	Maple Heights City School District, 5.00%, 1/15/37	4,009,880
255	Tuscarawas County, (Public Library Improvement), 6.90%, 12/1/11	255,508

		$12,086,908

Hospital — 7.9%
$500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.00%, 8/15/36	$411,030
2,480	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	2,265,480
950	Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	948,594
1,250	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,259,337
1,000	Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,039,880
2,500	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	2,235,875
5,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 5.25%, 1/15/46	4,881,350
4,880	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,991,947
2,000	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	2,074,700
2,075	Richland County Hospital Facilities, (MedCentral Health Systems), 5.25%, 11/15/36	1,960,813
830	Richland County Hospital Facilities, (MedCentral Health Systems), 6.375%, 11/15/30	844,874

		$22,913,880

1

Principal
Amount
(000’s omitted)	Security	Value
Housing — 0.5%
$1,585	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$1,455,854

		$1,455,854

Industrial Development Revenue — 4.2%
$4,235	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$3,204,455
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,226,260
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	4,002,320
825	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	820,669
3,165	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,832,738

		$12,086,442

Insured-Education — 3.6%
$945	Miami University, (AMBAC), 3.25%, 9/1/26	$798,175
2,770	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,821,744
6,700	University of Cincinnati, (NPFG), 5.00%, 6/1/34	6,889,342

		$10,509,261

Insured-Electric Utilities — 10.1%
$4,300	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,481,503
2,540	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	1,087,348
2,000	Cleveland Public Power System, (NPFG), 5.00%, 11/15/38	2,010,760
2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (NPFG), (AMT), 6.10%, 8/15/15	2,003,640
2,000	Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,063,040
6,320	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	6,357,604
4,680	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	4,514,375
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,264,710
2,500	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	987,375
4,750	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	1,764,435
2,750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	2,700,720

		$29,235,510

Insured-Escrowed/Prerefunded — 2.4%
$1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,146,530
495	Cuyahoga County Hospital, (Cleveland Clinic Health System), (NPFG), Escrowed to Maturity, 5.125%, 1/1/29	496,777
1,500	Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,756,650
1,000	Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,178,860
845	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	973,288
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,452,205

		$7,004,310

Insured-General Obligations — 33.1%
$2,000	Adams County Local School District, (AGM), 4.25%, 12/1/33	$1,962,220
1,300	Brookfield Local School District, (AGM), 5.25%, 1/15/36	1,358,890
2,500	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	748,875
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), 5.00%, 12/1/21	1,129,070
10,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/29	11,495,300

2

Principal
Amount
(000’s omitted)	Security	Value
$5,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/30	$5,725,800
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,503,636
1,550	Clyde-Green Springs Exempted Village School District, (AGM), 4.50%, 12/1/31	1,524,487
5,000	Columbus School District, (Classroom Facilities Construction & Improvement), (AGM), 4.25%, 12/1/32	4,733,200
3,700	Fairview Park, (NPFG), 5.00%, 12/1/25	3,853,513
3,085	Hamilton City School District, (AGM), 4.25%, 12/1/30	3,090,152
770	Hamilton City School District, (AGM), 5.00%, 12/1/18	870,115
1,090	Hilliard School District, (NPFG), 5.00%, 12/1/27	1,152,555
1,965	Lakewood City School District, (AGM), 4.50%, 12/1/26	2,042,539
9,605	Maderia City School District, (AGM), 5.25%, 12/1/32	11,220,081
3,525	Mason City School District, (AGM), 5.25%, 12/1/31	4,135,565
1,750	Mount Healthy City School District, (AGM), 5.00%, 12/1/31	1,811,915
3,500	Mount Healthy City School District, (AGM), 5.00%, 12/1/35	3,581,935
1,745	Olentangy Local School District, (AGM), 5.00%, 12/1/21	1,898,508
5,255	Olentangy Local School District, (AGM), 5.00%, 12/1/30	5,554,220
550	Orrville City School District, (AMBAC), 5.25%, 12/1/35	571,257
1,620	Painesville City School District, (NPFG), 5.00%, 12/1/24	1,701,065
3,060	Pickerington Local School District, (NPFG), 4.25%, 12/1/34	2,988,579
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), (NPFG), 0.00%, 12/1/16	1,184,775
5,000	Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,833,100
5,000	Springboro Community City School District, (AGM), 5.25%, 12/1/32	5,751,500
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	7,474,332

		$95,897,184

Insured-Hospital — 3.4%
$4,800	Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31	$4,289,472
1,300	Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,294,592
1,650	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	1,587,564
2,575	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 17.643%, 2/1/29(2)(3)(4)	2,714,771

		$9,886,399

Insured-Special Tax Revenue — 0.8%
$4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,288,246
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	870,900
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	80,134

		$2,239,280

Insured-Transportation — 5.2%
$7,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$8,115,940
5,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	5,144,900
2,000	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,869,880

		$15,130,720

Insured-Water and Sewer — 3.2%
$5,000	Cleveland Waterworks, (NPFG), 5.00%, 1/1/37	$5,109,550
3,500	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	3,407,460
810	Toledo Waterworks, (NPFG), 5.00%, 11/15/25	836,560

		$9,353,570

Lease Revenue/Certificates of Participation — 0.5%
$1,455	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,575,954

		$1,575,954

3

Principal
Amount
(000’s omitted)	Security	Value
Nursing Home — 0.3%
$990	Cuyahoga County Health Care Facilities, (Maple Care Center), (GNMA), (AMT), 8.00%, 8/20/16	$1,040,005

		$1,040,005

Other Revenue — 2.9%
$23,090	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$971,397
2,275	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	1,723,790
1,500	Ohio State Building Authority, 5.00%, 10/1/27	1,604,160
4,700	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	4,251,526

		$8,550,873

Pooled Loans — 3.8%
$665	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$577,792
685	Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	568,851
90	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	90,346
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,461,859
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	7,907,966
380	Toledo Lucas County Port Authority, (AMT), 5.125%, 11/15/25	295,997

		$10,902,811

Special Tax Revenue — 2.3%
$1,740	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$1,766,535
2,500	Cuyahoga Community College District, 5.25%, 2/1/29	2,705,325
1,375	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,423,881
675	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	711,423

		$6,607,164

Water and Sewer — 3.3%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$3,142,770
3,850	Cincinnati Water System Authority, 5.00%, 12/1/32	4,088,777
1,000	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 4.50%, 12/1/20	1,068,370
1,000	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20	1,182,500

		$9,482,417

Total Tax-Exempt Investments — 98.8% (identified cost $280,843,836)		$286,408,207

4

Short-Term Investments — 2.9%

Principal
Amount
(000’s omitted)	Description	Value
$8,400	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	$8,400,172

Total Short-Term Investments — 2.9% (identified cost $8,400,172)		$8,400,172

Total Investments — 101.7% (identified cost $289,244,008)		$294,808,379

Other Assets, Less Liabilities — (1.7)%		$(4,790,774)

Net Assets — 100.0%		$290,017,605

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 60.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 27.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2009.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate value of these securities is $2,714,771 or 0.9% of the Fund’s net assets.

(4)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)		Security represents the underlying municipal bond of an inverse floater.

5

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	216 U.S. Treasury Bond	Short	$(25,869,681)	$(24,921,000)	$948,681
3/10	105 U.S. Treasury Note	Short	(12,431,467)	(12,122,578)	308,889

					$1,257,570

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
Merril Lynch Capital Services, Inc	$4,300,000	4.26%	3-month USD- LIBOR-BBA	February 24, 2010 / February 24, 2040	$209,264

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $1,466,834.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$282,040,076

Gross unrealized appreciation	$11,943,102
Gross unrealized depreciation	(6,644,799)

Net unrealized appreciation	$5,298,303

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$286,408,207	$—	$286,408,207
Short-Term Investments	—	8,400,172	—	8,400,172

Total Investments	$—	$294,808,379	$—	$294,808,379

Futures Contracts	$1,257,570	$—	$—	$1,257,570
Interest Rate Swaps	—	209,264	—	209,264

Total	$1,257,570	$295,017,643	$—	$296,275,213

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Ohio Municipals Fund.

7

Eaton Vance Rhode Island Municipal Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.3%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$507,786
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,129,229
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,084,330

		$3,721,345

Escrowed/Prerefunded — 2.2%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,134,610

		$1,134,610

General Obligations — 0.3%
$225	Puerto Rico, 0.00%, 7/1/16	$162,342

		$162,342

Hospital — 2.8%
$500	Fulton County, GA, Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	$501,115
655	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	677,892
250	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	255,220

		$1,434,227

Housing — 3.7%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$898,047
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	956,190

		$1,854,237

Industrial Development Revenue — 4.1%
$1,000	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$941,550
1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,118,775

		$2,060,325

Insured-Education — 9.3%
$1,645	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$1,650,889
500	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Salve Regina University), (RADIAN), 5.125%, 3/15/32	458,700
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,022,320
1,600	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (NPFG), 5.00%, 6/1/31	1,609,904

		$4,741,813

Insured-Electric Utilities — 3.0%
$250	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$276,713
310	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	314,170
865	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	940,687

		$1,531,570

Insured-Escrowed/Prerefunded — 2.8%
$230	Rhode Island Depositors Economic Protection Corp., (AGM), Escrowed to Maturity, 5.75%, 8/1/21	$290,030
1,000	Rhode Island Depositors Economic Protection Corp., (NPFG), Escrowed to Maturity, 5.80%, 8/1/12	1,124,150

		$1,414,180

Insured-General Obligations — 3.2%
$600	North Kingstown, (FGIC), (NPFG), 5.00%, 10/1/25	$641,892
600	Rhode Island and Providence Plantations, (AGM), 4.75%, 8/1/26	622,632
325	Warwick, (AMBAC), 5.00%, 7/15/21	343,041

		$1,067,565

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 4.4%
$2,250	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (AGM), 5.00%, 5/15/32	$2,228,940

		$2,228,940

Insured-Housing — 5.5%
$1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.00%, 10/1/48	$919,070
400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.25%, 10/1/31	383,456
500	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	501,435
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.55%, 10/1/32	1,001,580

		$2,805,541

Insured-Lease Revenue/Certificates of Participation — 6.7%
$2,300	Convention Center Authority of Rhode Island, (NPFG), 5.25%, 5/15/15	$2,514,912
750	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	901,117

		$3,416,029

Insured-Other Revenue — 7.4%
$500	Rhode Island Health and Educational Building Corp., (Providence Public Buildings Authority), (AGM), 5.00%, 5/15/27	$513,410
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.00%, 5/15/34	998,540
750	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.25%, 5/15/29	772,905
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (AGM), 4.75%, 5/15/29	975,940
500	Rhode Island Health and Educational Building Corp., (Public Schools), (AMBAC), 5.00%, 5/15/27	514,250

		$3,775,045

Insured-Pooled Loans — 2.5%
$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$828,150
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	450,385

		$1,278,535

Insured-Solid Waste — 1.5%
$750	Rhode Island Resource Recovery Corp., (NPFG), (AMT), 5.00%, 3/1/22	$741,000

		$741,000

Insured-Special Tax Revenue — 6.6%
$265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$77,950
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	385,662
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	220,707
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	497,640
2,145	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	123,102
395	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	47,238
785	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	87,708
630	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	65,350
750	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AGC), 5.375%, 6/15/27	801,262
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,025,470

		$3,332,089

Insured-Transportation — 8.8%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,543,470
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (AGC), (AMT), 5.25%, 7/1/38	968,420
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (CIFG), 5.00%, 7/1/31	960,540
1,000	Rhode Island Economic Development Corp., (T.F. Green Airport), (AGM), (AMT), 5.00%, 7/1/20	1,013,460

		$4,485,890

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 3.8%
$1,500	Narragansett Bay Commission, (NPFG), 5.00%, 8/1/35	$1,510,095
350	Rhode Island Clean Water, Water Pollution Control, (NPFG), 5.40%, 10/1/15(2)	389,875

		$1,899,970

Nursing Home — 1.9%
$1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	$962,380

		$962,380

Other Revenue — 2.8%
$250	Central Falls Detention Facility, 7.25%, 7/15/35	$214,178
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), 5.00%, 5/15/29	1,042,500
7,125	Tobacco Settlement Financing Corp., 0.00%, 6/1/52	155,111

		$1,411,789

Special Tax Revenue — 5.1%
$135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$136,166
145	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	146,301
1,410	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,409,929
480	Tiverton Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	478,954
100	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	89,363
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	342,537

		$2,603,250

Transportation — 2.0%
$1,000	Pennsylvania Turnpike Commission, 5.25%, 6/1/39	$1,020,060

		$1,020,060

Water and Sewer — 2.2%
$1,000	Rhode Island Clean Water Financing Authority, Water Pollution Control, 5.00%, 10/1/30	$1,099,950

		$1,099,950

Total Tax-Exempt Investments — 99.9% (identified cost $51,515,079)		$50,722,682

Other Assets, Less Liabilities — 0.1%		$25,954

Net Assets — 100.0%		$50,748,636

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. In addition, 13.9% of the Fund’s net assets at December 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 64.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 20.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	4 U.S. Treasury Bond	Short	$(479,986)	$(461,500)	$18,486
3/10	8 U.S. Treasury Note	Short	(947,160)	(923,625)	23,535

					$42,021

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$1,262,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$98,303

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $140,324.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,657,537

Gross unrealized appreciation	$1,616,841
Gross unrealized depreciation	(2,301,696)

Net unrealized depreciation	$(684,855)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$50,722,682	$—	$50,722,682

Total Investments	$—	$50,722,682	$—	$50,722,682

Futures Contracts	$42,021	$—	$—	$42,021
Interest Rate Swaps	—	98,303	—	98,303

Total	$42,021	$50,820,985	$—	$50,863,006

4

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Rhode Island Municipals Fund.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010